Related Party Transactions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Services rendered / Premises Rental services received:
Rental fees paid during the year through the issue of equity:	$ 38,917	$ 46,082	$ 25,501
Grandlodge Pty Ltd [Member] | Short-term Borrowings [Member]
Short-term Loan:
Total paid by the Company		1,329,007	1,043,863
At year end the Company owed			772,397
Services rendered / Premises Rental services received:
Service fees paid during the year through the issue of equity:	140,000		87,500
Total paid by the Company			87,500
At year end the Company owed:	35,000	105,000	35,000
Wattle Laboratories Pty Ltd [Member]
Services rendered / Premises Rental services received:
Rental fees paid during the year through the issue of equity:
Total paid by the Company	33,020	35,792	19,470
At year end the Company owed:			$ 21,417
Great Accommodation Pty Ltd [Member]
Services rendered / Premises Rental services received:
Total paid by the Company	520,342
At year end the Company owed: